Fair Value Measurement (Details) - Schedule of Liabilities in Respect of the Business Combinations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Liabilities in Respect of the Business Combinations [Abstract]
Opening balance	$ 19,693	$ 17,772
Increase in contingent consideration due to acquisitions		10,670
Payment of contingent consideration	(13,908)	(8,547)
Increase in fair value of contingent consideration	880	119
Decrease in fair value of contingent consideration	(640)	(1,025)
Foreign currency translation adjustments	(146)	(598)
Amortization of interest and exchange rate	296	1,302
Closing balance	$ 6,175	$ 19,693